SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 Basis of Presentation:

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP).

The financial statements for periods prior to October 14, 2009, as labeled "Predecessor", reflect the consolidated financial position, results of operations and cash flows of the 12 vessel-owning subsidiaries of NewLead. Refer to Note 1 about the recapitalization transaction that gave rise to the “Predecessor” transaction.

The financial statements for the period from October 14, 2009 to December 31, 2009, as labeled "Successor", reflect the consolidated financial position, results of operations and cash flows of the Predecessor 11 vessel-owning subsidiaries and the three vessel-owning subsidiaries contributed by Grandunion.

The financial statements for the year ended December 31, 2010, as labeled "Successor", reflect the consolidated financial position, results of operations and cash flows of the Predecessor 11 vessel-owning subsidiaries and the 14 vessel-owning subsidiaries, three of which were contributed by Grandunion, six of which were acquired through a business combination (see Note 5), three of which were acquired in July 2010 (see Note 11) and one newbuilding vessel and one leased vessel which both started their operations in the fourth quarter 2010.

The financial statements for the year ended December 31, 2011 reflect the consolidated financial position, results of operations and cash flows of the 22 vessel-owning subsidiaries, including one vessel under construction and three newbuilding vessels which started their operations during the year. See Note 2 and Note 26 for a discussion of the changes to the Company as a result of the ongoing restructuring efforts, including the sale and other dispositions of vessels.

Furthermore, certain other subsidiaries are included in the consolidated financial statements, as described in Note 2.

Restatement of Previously Issued Financial Statements

Subsequent to the issuance of the Company’s 2010 and 2009 (Successor) consolidated financial statements, the Company determined that the method used to amortize the beneficial conversion feature (“BCF”) on its 7% senior unsecured convertible notes was erroneous because the Company had previously amortized the BCF on a straight line basis, rather than using the effective interest rate method. This resulted in a material error and the restatement of the Company’s 2010 and 2009 (Successor) Financial Statements. The impacts of the restatement are summarized in the following table:

	As of and for the Year Ended December 31, 2010			As of December 31, 2009 and for the Period From October 14, 2009 to December 31, 2009
	As Previously Reported	As Restated	As Reported*	As Previously Reported	As Restated	As Reported*

Senior convertible 7% notes	$55,877	$45,230	$45,230	$41,430	$39,283	$39,283
Total non-current liabilities	$591,360	$580,713	$580,713	$272,597	$270,450	$270,450
Total liabilities	$686,099	$675,452	$675,452	$326,857	$324,710	$324,710
Accumulated deficit	$(132,721)	$(122,074)	$(122,074)	$(37,872)	$(35,725)	$(35,725)
Total shareholders' equity	$75,634	$86,281	$86,281	$158,512	$160,659	$160,659
Interest and finance expense	$(44,899)	$(36,399)	$(28,723)	$(23,996)	$(21,849)	$(20,697)
Loss from continuing operations	$(97,618)	$(89,118)	$(77,286)	$(35,865)	$(33,718)	$(31,316)
Net loss	$(94,849)	$(86,349)	$(86,349)	$(37,872)	$(35,725)	$(35,725)
Loss per share basic and diluted - continuing operations	$(14.03)	$(12.81)	$(11.11)	$(6.42)	$(6.03)	$(5.60)
Loss per share basic and diluted – total	$(13.63)	$(12.41)	$(12.41)	$(6.78)	$(6.39)	$(6.39)

*	In addition, and unconnected to the correction of the error, the amounts presented reflect the retrospective application of discontinued operations for all periods presented. Refer to Note 25 (Discontinued Operations) in the accompanying consolidated financial statements.

Principles of Consolidation:

The accompanying consolidated financial statements represent the consolidation of the accounts of the Company and its wholly-owned subsidiaries. The subsidiaries are fully consolidated from the date on which control is transferred to the Company.

The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

All inter-company balances and transactions have been eliminated upon consolidation.

Use of Estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an ongoing basis, management evaluates the estimates and judgments, including those related to future dry-dock dates, the selection of useful lives for tangible and intangible assets, expected future cash flows from long-lived assets to support impairment tests, expected future cash flows from reporting units to support goodwill impairment tests, provisions necessary for accounts receivables, provisions for legal disputes, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

 Foreign Currency Transactions:

The functional currency of the Company is the U.S. dollar because the Company's vessels operate in international shipping markets, and therefore primarily transact business in U.S. dollars. The accounting records of the Company's subsidiaries are maintained in U.S. dollars. Transactions involving other currencies during a year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to reflect the period-end exchange rates. Resulting gains or losses are reflected in the accompanying consolidated statements of operations.

Cash and Cash Equivalents:

The Company considers highly liquid investments, such as time deposits and certificates of deposit, with an original maturity of three months or less to be cash equivalents.

Restricted Cash:

Restricted cash includes additional minimum cash deposits required to be maintained with certain banks under the Company’s borrowing arrangements. In addition, it includes cash collateralized as well as retention accounts which contain the proceeds from the sale of the vessels and letters of guarantee for the acquisition of vessels. The funds can only be used for the purposes of interest payments and loan repayments, and the letters of guarantee can only be used for the acquisition of vessels.

Trade Receivables, Net and Other Receivables:

The amount shown as trade receivables, net at each balance sheet date includes estimated recoveries from charterers for hire, freight and demurrage billings, net of allowance for doubtful accounts. An estimate is made of the allowance for doubtful accounts based on a review of all outstanding amounts at each period, and an allowance is made for any accounts which management believes are not recoverable. Bad debts are written off in the year in which they are identified. The allowance for doubtful accounts at December 31, 2011 and 2010 amounted to$1,624 and $1,410, respectively, and relates to continuing and discontinued operations. Other receivables relates to claims for hull and machinery and loss of hire insurers.

Inventories:

Inventories, which comprise bunkers and lubricants remaining on board the vessels at year end, are valued at the lower of cost and market value as determined using the first in-first out method.

Vessels and Other Fixed Assets, net:

Vessels are stated at cost less accumulated depreciation and impairment losses. Cost consists of the contract price, delivery and acquisition expenses, interest cost while under construction, and, where applicable, initial improvements. Vessels acquired through an asset acquisition or through a business combination are stated at fair value. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of a vessel; otherwise, these amounts are charged to expenses as incurred.

Depreciation of a vessel is computed using the straight-line method over the estimated useful life of the vessel, after considering the estimated salvage value of the vessel. Each vessel's salvage value is equal to the product of its lightweight tonnage and estimated scrap value per lightweight ton. Management estimates the useful life of the Company's vessels to be at a range of 25 to 30 years from the date of its initial delivery from the shipyard.

However, when regulations place limitations over the ability of a vessel to trade, its useful life is adjusted to end at the date such regulations become effective.

Fixed assets are stated at cost. The cost and related accumulated depreciation of fixed assets sold or retired are removed from the accounts at the time of sale or retirement and any gain or loss is included in the accompanying statement of operations.

Depreciation of fixed assets is computed using the straight-line method. Annual depreciation rates, which approximate the useful life of the assets, are:

Furniture, fixtures and equipment:	3 years
Computer equipment and software:	3 years

Assets held for sale/Discontinued operations:

Long-lived assets are classified as "Assets held for sale" when the following criteria are met: management has committed to a plan to sell the asset; the asset is available for immediate sale in its present condition; an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale.

The Company reports discontinued operations when the operations and cash flows of a component, usually a vessel, have been (or will be) eliminated from the ongoing operations of the Company, and the operations and cash flows will not be replaced or the Company does not have the ability to replace the vessels or segments, and the Company will not have any significant continuing involvement in the operations of the component after its disposal. All assets held for sale are considered discontinued operations for all periods presented.

For the year ended December 31, 2011, a total of eight vessels, from both the wet and dry segments, have been reported as discontinued operations. The Container Market (as defined in Note 25) was fully discontinued as of December 31, 2009.

Accounting for Special Survey and Dry-docking Costs:

The Company's vessels are subject to regularly scheduled dry-docking and special surveys, which are carried out every 30 or 60 months to coincide with the renewal of the related certificates issued by the Classification Societies, unless a further extension is obtained in rare cases and under certain conditions. The costs of dry-docking and special surveys are deferred and amortized over the above periods or to the next dry-docking or special survey date if such date has been determined.

Costs incurred during the dry-docking period relating to routine repairs and maintenance are expensed. The unamortized portion of special survey and dry-docking costs for vessels sold is included as part of the carrying amount of the vessel in determining the gain/(loss) on sale of the vessel.

Impairment of Long-lived Assets:

Long-lived assets and certain identifiable intangibles held and used by an entity are required to be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the future net undiscounted cash flows from the assets are less than the carrying values of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and its fair value.

Undiscounted projected net operating cash flows are determined for each asset group and compared to the carrying value of the vessel and related carrying value of the intangible (backlog asset and deferred charter revenue) with respect to the time charter agreement attached to that vessel or the carrying value of deposits for newbuildings. Within the shipping industry, vessels are customarily bought and sold with a charter attached. The value of the charter may be favorable (backlog asset) or unfavorable (deferred charter revenue) when comparing the charter rate to then current market rates. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over fair value (selling price) for the vessel asset group. For vessels under construction, the net estimated cash flows also include the future cash outflows to make vessels ready for use, all remaining progress payments to shipyards and other pre-delivery expenses (e.g. capitalized interest).

The significant factors and assumptions the Company used in the undiscounted projected net operating cash flow analysis included, among others, operating revenues, off-hire revenues, dry-docking costs, operating expenses and management fee estimates. Revenue assumptions were based on a number factors for the remaining life of the vessel: (a) contracted time charter rates up to the end of life of the current contract of each vessel, (b) the most recent ten-year average historical one-year time charter rates (adjusted for market conditions), (c) the respective vessel's age as well as considerations such as scheduled and unscheduled off-hire days based on historical experience and (d) the likelihood of the sale of the asset group. Operating expense assumptions included an annual escalation factor. All estimates used and assumptions made were in accordance with the Company's historical experience. Fair value is determined using the valuation derived from market data.

The current assumptions used and the estimates made are highly subjective, and could be negatively impacted by further significant deterioration in charter rates or vessel utilization over the remaining life of the vessels, which could require the Company to record a material impairment charge in future periods. The Company performed an impairment assessment of the long-lived assets groups (i) as of September 30, 2009, (ii) as of December 31, 2009, (iii) during the years ended December 31, 2011, and 2010, when certain vessels were disposed of, (iv) as of December 31, 2010 and (v) as of December 31, 2011. For certain asset groups as of December 31, 2011, the future net undiscounted cash flows from the assets were less than the carrying values of the assets and, therefore, were adjusted to fair value. For the year ended December 31, 2011, the Company recorded an impairment charge totaling $73,349 in continuing operations on eleven of the thirteen vessels that were held and used as of December 31, 2011. In addition, an impairment charge in continuing operations of $43,214 was recorded on back log assets, and an impairment charge in continuing operations of $5,530 was recorded on vessels under construction. For two of the four vessels that qualified as assets held for sale as of December 31, 2011, the vessels were adjusted to their fair value as of December 31, 2011, and a total impairment charge of $30,426 was recorded within Loss from discontinued operations for the vessels that are held for sale or were disposed of in the year ended December 31, 2011 (see Note 11). Two of the four vessels that were sold during the year ended December 31, 2011 were adjusted to their fair value prior to their disposal. For the year ended December 31, 2010, the Company recorded an impairment charge on vessels in the amount of $15,662, all of which was recorded within continuing operations. The Company's impairment analysis as of December 31, 2009 did not result in an impairment loss. The impairment analysis as of September 30, 2009 resulted in an impairment loss of $40,859 from continuing operations and $50,742 from discontinued operations for the period from January 1, 2009 to October 13, 2009.

Goodwill:

The Company evaluates goodwill for impairment using a two-step process. First, the aggregate fair value of the reporting unit is compared to its carrying amount, including goodwill. The Company determines the fair value based on a discounted cash flow analysis.

If the fair value of the reporting unit exceeds its carrying amount, no impairment exists. If the carrying amount of the reporting unit exceeds its air value, then the Company must perform the second step in order to determine the implied fair value of the reporting unit's goodwill and compare it with its carrying amount. The implied fair value is determined by allocating the fair value of the reporting unit to all the assets and liabilities of that reporting unit, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price. If the carrying amount of the goodwill exceeds its implied fair value, then a goodwill impairment is recognized by writing the goodwill down to the implied fair value (see Note 6).

Backlog asset/Deferred charter revenue:

Where the Company identifies any assets or liabilities associated with the acquisition of a vessel, the Company typically records all such identified assets or liabilities at fair value. Fair value is determined by reference to market data. The Company values any asset or liability arising from the time or bareboat charters assumed based on the market value at the time a vessel is acquired. The amount to be recorded as an asset or liability at the date of vessel delivery is based on the difference between the current fair value of a charter with similar characteristics as the time charter assumed and the net present value of future contractual cash flows from the time charter contract assumed. When the present value of the time charter assumed is greater than the current fair value of a charter with similar characteristics, the difference is recorded as a backlog asset. When the net present value of the time or bareboat charter assumed is lower than the current fair value of a charter with similar characteristics, the difference is recorded as deferred charter revenue. Such assets and liabilities, respectively, are amortized as an increase in, or a reduction of, “Depreciation and Amortization Expense” over the remaining period of the time or bareboat charters acquired. For the impairment recognized on these assets, refer to “Vessels and Other Fixed Assets, net” in this Note.

 Provisions:

 The Company, in the ordinary course of business, is subject to various claims, suits and complaints. Management provides for a contingent loss in the financial statements if the contingency has been incurred at the date of the financial statements and the amount of the loss can be reasonably estimated. In accordance with the guidance issued by the Financial Accounting Standards Board ("FASB"), in accounting for contingencies, if the Company has determined that the reasonable estimate of the loss is a range, and there is no best estimate amount within the range, the Company will provide the lower amount of the range. See Note 22 "Commitments and Contingent Liabilities" for further discussion.

The Company participates in Protection and Indemnity (P&I) insurance plans provided by mutual insurance associations known as P&I clubs. Under the terms of these plans, participants may be required to pay additional premiums (supplementary calls) to fund operating deficits incurred by the clubs ("back calls"). Obligations for back calls are accrued annually based on information provided by the clubs and when the obligations are probable and estimable.

Leases:

Leases are classified as capital leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases. The Company records vessels under capital leases as fixed assets at the lower of the present value of the minimum lease payments at inception of the lease or the fair value of the vessel. Vessels under capital leases are amortized over the estimated remaining useful life of the vessel for capital leases which provide for transfer of title of the vessel, similar to that used for other vessels of the Company. The current portion of capitalized lease obligations are reflected in the balance sheet in "Capital lease obligations, current" and remaining long-term capitalized lease obligations are presented as “Capital lease obligations, non-current". (Refer to Note 17 for current classification as of December 31, 2011). Payments made for operating leases are expensed on a straight-line basis over the term of the lease. Office and warehouse rental expense is recorded in “General and administrative expenses” in the consolidated statements of operations.

Financing Costs:

Fees incurred for obtaining new debt are deferred and amortized over the life of the related debt, using the effective interest rate method.

Fees incurred in a refinancing of existing debt continue to be amortized over the remaining term (or expected remaining term) of the new debt where there is a modification of the debt. Fees incurred in a refinancing of existing loans where there is an extinguishment of the old debt are written off and included in the debt extinguishment gain or loss.

Interest Expense:

Interest costs are generally expensed as incurred and include interest on loans, financing costs, amortization and write-offs and a deemed interest from BCF. Interest costs incurred while a vessel is being constructed are capitalized.

Accounting for Revenue and Expenses:

The Company generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered using either time and bareboat charters, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate, or voyage charters, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate. If a charter agreement exists, price is fixed, service is provided and collection of the related revenue is reasonably assured, revenue is recognized as it is earned ratably on a straight-line basis over the duration of the period of each time charter as adjusted for the off-hire days that the vessel spends undergoing repairs, maintenance and upgrade work depending on the condition and specification of the vessel and address commissions. A voyage is deemed to commence upon the completion of discharge of the vessel's previous cargo and is deemed to end upon the completion of the discharge of the current cargo.

Profit sharing represents the Company's portion of the excess of the actual net daily charter rate earned by the Company's charterers from the employment of the Company's vessels over a predetermined base charter rate, as agreed between the Company and its charterers. Such profit sharing is recognized in revenue when mutually settled.

Demurrage income represents payments by the charterer to the vessel owner when loading or discharging time exceeded the stipulated time in the voyage charter and is recognized as incurred.

Deferred income represents cash received on charter agreement prior to the balance sheet date and is related to revenue not meeting the criteria for recognition.

Voyage Expenses:

 Voyage expenses comprise all expenses related to each particular voyage, including time charter hire paid and voyage freight paid bunkers, port charges, canal tolls, cargo handling, agency fees and brokerage commissions.

Vessel Operating Expenses:

Vessel operating expenses consist of all expenses relating to the operation of vessels, including crewing, repairs and maintenance, insurance, stores and lubricants and miscellaneous expenses such as communications. Vessel operating expenses exclude fuel cost, port expenses, agents' fees, canal dues and extra war risk insurance, which are included in "voyage expenses".

 Insurance Claims:

Insurance claims represent the claimable expenses, net of deductibles, which are probable to be recovered from insurance companies. Any costs to complete the claims are included in accrued liabilities. The Company accounts for the cost of possible additional call amounts under its insurance arrangements in accordance with the accounting guidance for contingencies based on the Company's historical experience and the shipping industry practices. These claims are included in the consolidated balance sheet line item "Other receivables".

Pension and Retirement Benefit Obligations-Crew:

The crew on board the companies’ vessels serves in such capacity under short-term contracts (usually up to seven months) and accordingly, the vessel-owning companies are not liable for any pension or post retirement benefits.

Repairs and Maintenance:

Expenditure for routine repairs and maintenance of the vessels is charged against income in the period in which it is incurred. Major vessel improvements and upgrades are capitalized to the cost of vessel.

Derivative Financial Instruments:

Derivative financial instruments are recognized in the balance sheets at their fair values as either assets or liabilities. Changes in the fair value of derivatives that are designated and qualify as cash flow hedges, and that are highly effective, are recognized in other comprehensive income. If derivative transactions do not meet the criteria to qualify for hedge accounting, any unrealized changes in fair value are recognized immediately in the statement of operations.

Gain/loss arising on the termination of interest rate swap agreements qualifying as hedging instruments are deferred and amortized over the shorter of the life of the hedged debt or the hedge instrument.

The Company has entered into various interest rate swap agreements (see Note 21) that did not qualify for hedge accounting. As such, the fair value of these agreements and changes therein are recognized in the balance sheets and statements of operations, respectively.

Share-based Compensation:

The standard requires the Company to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). The grant-date fair value of employee share options and similar instruments are estimated using option-pricing models adjusted for the unique characteristics of those instruments. The cost is recognized over the period during which an employee is required to provide service in exchange for the award — the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Employee share purchase plans will not result in recognition of compensation cost if certain conditions are met. If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

Warrants:

The Company initially measures warrants at fair value. If warrants meet accounting criteria for equity classification then there is no other measurement subsequent to their issue. If based on their contractual terms warrants need to be recorded as derivative liabilities, then they are remeasured to fair value at each reporting period with changes recognized in the statements of operations.

Segment Reporting:

Operating segments, as defined, are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Based on the Company's methods of internal reporting and management structure, the Company has two reportable segments: Wet Operations (consisting of tankers transporting several different refined petroleum products simultaneously in segregated, coated cargo tanks) and Dry Operations (consisting of transportation and handling of bulk cargoes through ownership, operation and trading of vessels). See Note 20.

Loss per Share:

The Company has presented loss per share for all periods presented based on the weighted average number of its outstanding common shares at the reported periods. The effect of dilutive or potentially dilutive securities is anti-dilutive, accordingly there is no difference between basic and diluted net loss per share.